LEASES (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Supplemental Cash Flow and Other Information Related to Leases
Supplemental cash flow information related to the Company’s operating leases was as follows:

(In thousands)	Six months ended June 30, 2025	Six months ended June 30, 2024
Cash paid for amounts included in the measurement of operating lease liabilities:	$2,009	$1,882
Right-of-use assets obtained in exchange for new operating lease liabilities:	$174	$131